SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful lives of property, plant and equipment (Details)	13 Months Ended
Sep. 30, 2023
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	25 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Office equipment [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	2 years
Office equipment [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years